Submission	Oct. 29, 2026
Submission [Line Items]
Central Index Key	0000103682
Registrant Name	VIRGINIA ELECTRIC & POWER CO
Registration File Number	333-299247
Form Type	SF-1
Submission Type	SF-1/A
Fee Exhibit Type	EX-FILING FEES